Trade Receivables (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Trade receivables
Trade receivables	€ 43.5	€ 18.6	€ 67.5
Cost
Trade receivables
Trade receivables	€ 43.5	€ 18.6	€ 67.5